COMMON SHARE CAPITAL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,221,891,341
Balance at beginning of the period	$ 5,882.2
Balance at end of the period (shares)	1,227,837,974	1,221,891,341
Total common share capital	$ 4,481.6	$ 4,449.5
Balance at end of the period	$ 6,185.7	$ 5,882.2
Common share capital
COMMON SHARE CAPITAL
Balance at beginning of the period (shares)	1,221,891,000	1,244,333,000
Balance at beginning of the period	$ 4,449.5	$ 4,427.7
Issued on acquisition of Great Bear (in shares)		49,268,000
Issued on acquisition of Great Bear		$ 271.6
Issued under share option and restricted share plans (shares)	5,947,000	7,147,000
Issued under share option and restricted share plans	$ 32.1	$ 37.3
Repurchase and cancellation of shares (in shares)		(78,857,250)
Repurchase and cancellation of shares		$ (287.1)
Balance at end of the period (shares)	1,227,838,000	1,221,891,000
Balance at end of the period	$ 4,481.6	$ 4,449.5